Annual Fund Operating Expenses - Class I Shares - Alger Small Cap Focus Fund - AC - Class I	Mar. 01, 2021
Operating Expenses:
Advisory Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Total Annual Fund Operating Expenses	1.15%